Note 9 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Notes
Note 9 - Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

We are subject to legal proceedings and claims that may arise in the ordinary course of our business. In the opinion of management, the amount of  potential liability we are likely to be found liable for otherwise incur as a result of these actions is not so much as would materially affect our financial condition.

The employment agreement with our Chief Executive Officer expired on April 14, 2010. This agreement was not extended nor is a new agreement being considered. Our Chief Executive Officer, however, has continued to be employed by us on an at-will basis since the expiration of his employment agreement at the following base annual salary rates:

Chief Executive Officer
Base Annual Salary	$75,000

Although the employment agreement has expired, we have accrued the following for our Chief Executive Officer as of June 30, 2012:

	Accrued Base Salary	Vested Deferred Vacation Compensation
Included in Accrued Payroll at June 30, 2012	$22,834	$14,424

We have included third-party technology in FormTool® under a contract with a publisher provider that has expired. We are currently pursuing resolution, however, there is no guarantee that we will be able to secure a new agreement, or an extension, and should the publisher demand we cease and desist including their technology, the unknown potential negative impact could be material.

We do not collect sales/use taxes or other taxes with respect to shipments of most of our goods into most states in the U.S.  Our fulfillment center and customer service center networks, and any future expansion of those networks, along with other aspects of our evolving business, may result in additional sales/use and other tax obligations.  One or more states may seek to impose sales/use or other tax collection obligations on out-of-jurisdiction companies that engage in e-commerce.  A successful assertion by one or more states that we should collect sales/use or other taxes on the sale of merchandise or services could result in substantial tax liabilities for past sales, decrease our ability to compete with traditional retailers, and otherwise harm our business.

Currently, decisions of the U.S. Supreme Court restrict the imposition of obligations to collect state and local taxes and use taxes with respect to sales made over the Internet.  However, a number of states, as well as the U.S. Congress, have been considering various initiatives that could limit or supersede the Supreme Court’s constitutional concerns and result in a reversal of its current position, we could be required to collect sales and use taxes in additional states.  The imposition by state and local governments of various taxes upon Internet commerce could create administrative burdens for us, put us at a competitive disadvantage if they do not impose similar obligations on all of our online competitors and decrease our future sales.